Convertible Debt and Convertible Debt, Related Party (Details Textual) - USD ($)		1 Months Ended	3 Months Ended		12 Months Ended
	May 15, 2019	Aug. 05, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Apr. 29, 2020
Convertible Debt and Convertible Debt, Related Party (Textual)
Debt face amount			$ 14,000,000				$ 12,000,000
Fair value of warrants					$ 114,804
Contingent consideration					152,590
Amortization of debt discount			64,192		101,012
Unamortized debt discount			102,192		$ 166,384
Amendment and acknowledgement agreement, description		The Notes were amended such that the Notes mature one year and two weeks after the closing of the Merger (the "Maturity Date"). The Notes are convertible into shares of AESE common stock at any time between the Closing Date and the Maturity Date at a conversion price of $8.50 per share. Further, the minimum interest to be paid under each Note shall be the greater of (a) 18 months of accrued interest at 12% per annum; or (b) the sum of the actual interest accrued plus 6 months of additional interest at 12% per annum.
Note purchase agreements, description					The consummation of the Merger, each Noteholder received a five-year warrant to purchase their proportionate share of 532,000 shares of AESE common stock. In addition, pursuant to the Note Purchase Agreements, Noteholders are each entitled to their proportionate share of 3,846,153 shares of AESE common stock if such Noteholder's Note is converted into AESE common stock and, at any time within five years after the date of the closing of the Mergers, the last exchange-reported sale price of AESE common stock is at or above $13.00 for thirty (30) consecutive calendar days (the "Contingent Consideration"). The relative fair value of the warrants and the Contingent Consideration of $114,804 and $152,590, respectively, was recorded as debt discount and additional paid in capital.
Convertible debt [Member]
Convertible Debt and Convertible Debt, Related Party (Textual)
Amortization of debt discount			64,192
Interest expense, convertible debt			$ 682,940	$ 0
Shares of common stock, description			If any holder elects to convert their Note into common stock, they would be entitled to receive additional shares of common stock ("Contingent Consideration Shares") equal to the product of (i) 3,846,153 shares, multiplied by (ii) that holder's investment amount, divided by (iii) $100,000,000, if at any time within five years after the Closing Date, the last exchange-reported sale price of common stock trades at or above $13.00 for thirty (30) consecutive calendar days.
Amendment and Acknowledgement Agreement [Member]
Convertible Debt and Convertible Debt, Related Party (Textual)
Amendment and acknowledgement agreement, description		The convertible notes (the "Notes") are secured by the assets of the Company and mature on August 23, 2020 (the "Maturity Date"). The Notes are convertible into shares of AESE common stock at any time at a conversion price of $8.50 per share. Further, the minimum interest to be paid under each Note shall be the greater of (a) 18 months of accrued interest at 12% per annum; or (b) the sum of the actual interest accrued plus 6 months of additional interest at 12% per annum. In the event of default, the Notes shall become immediately due and payable upon the written notice of the holder.
Former Parent [Member]
Convertible Debt and Convertible Debt, Related Party (Textual)
Accrued interest	12.00%
Debt assumed after merger	$ 10,000,000
Noble Link Notes [Member]
Convertible Debt and Convertible Debt, Related Party (Textual)
Debt face amount	4,000,000
Aggregate debt amount	$ 14,000,000
Accrued interest	12.00%
Stock per share	$ 8.50
Noble Link Notes [Member] | Former Parent [Member]
Convertible Debt and Convertible Debt, Related Party (Textual)
Issued of related party debt	$ 1,000,000
Note Purchase Agreements [Member]
Convertible Debt and Convertible Debt, Related Party (Textual)
Fair value of warrants					$ 114,804
Contingent consideration					152,590
Amortization of debt discount					101,010
Unamortized debt discount					166,384
Interest expense					$ 1,096,117